Statements of Operations (USD $)	3 Months Ended		9 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
General and administrative expenses	$ 46,789	$ 64,113	$ 154,104	$ 209,610
Depreciation and amortization	2,191	1,643	6,487	4,500
OPERATING LOSS	(48,980)	(65,756)	(160,591)	(214,110)
Interest income(expense)	(7,328)	(3,116)	(19,683)	(6,374)
Other expenses	(27)	(390)	(273)	(390)
TOTAL OTHER EXPENSES, NET	(7,355)	(3,506)	(19,956)	(6,764)
LOSS BEFORE INCOME TAX	(56,335)	(69,262)	(180,547)	(220,874)
Income tax expenses
NET LOSS	(56,335)	(69,262)	(180,547)	(220,874)
Foreign currency translation adjustment	(7,359)	(1,482)	13,573	(1,591)
TOTAL COMPREHENSIVE LOSS	$ (63,694)	$ (70,744)	$ (166,974)	$ (222,465)
Weighted average number of common stock outstanding -basic and diluted	3,272,311	3,272,311	3,272,311	3,272,311
Net (loss) earnings per share	$ (0.02)	$ (0.02)	$ (0.05)	$ (0.07)
(Loss) earnings per share from continuing operations -basic and diluted	$ (0.02)	$ (0.02)	$ (0.05)	$ (0.07)
Earnings (loss) per share from discontinued operations -basic and diluted